RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Borrowing relationship exceeds level	$ 60,000
Related party entity ownership percentage (in hundredths)	10.00%
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	351,000	208,000
New loans and advances	0	240,000
Repayments	(135,000)	(97,000)
Balance at end of year	216,000	351,000
Directors and executive officers deposit	$ 1,000,000	$ 800,000